ACCOUNTING FOR STOCK BASED COMPENSATION PLANS	9 Months Ended
Jul. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

10. ACCOUNTING FOR STOCK BASED COMPENSATION PLANS

The Company records compensation expense associated with stock options based on the estimated fair value of each option award that was granted using the Black-Scholes option valuation model.

The table below summarizes compensation expenses from share-based payment awards:

	Three Months Ended		Nine months Ended
	July 31,		July 31,
	2012	2011	2012	2011

Research & Development	$128,011	$95,263	$397,231	$265,768
General & Administrative	161,678	104,005	480,020	353,531
Total stock compensation recognized	$289,689	$199,268	$877,251	$619,299

Total unrecognized estimated compensation expense related to non-vested stock options granted and outstanding as of July 31, 2012 was approximately $2.25 million which is expected to be recognized over a weighted-average period of approximately 2.0 years.

No options were exercised over the three and nine month periods ended July 31, 2012. For the nine month period ended July 31, 2012, the Company granted 17,740,000 options at an exercise price of approximately $0.15. The Company utilized the following assumptions in the Black-Scholes valuation model to arrive at a fair value of $0.1448 per option granted during the three and nine months ended July 31, 2012:

Exercise Price:	$0.148
Stock Price:	$0.148
Days to Maturity:	3,650 days (10-year life for all options granted )
Risk-free Rate:	2.10%
Volatility:	143%

A summary of changes in the stock option plan for nine months ended July 31, 2012 is as follows:

	Number of	Weighted-Average
	Options	Exercise Price
Outstanding at October 31, 2011:	27,317,424	$0.16
Granted	17,740,000	$0.15
Exercised	-	—
Expired	-
Outstanding at January 31, 2012	45,057,424	$0.16
Cancelled	250,000	0.15
Outstanding at April 30, 2012	44,807,424	0.16
Outstanding at July 31, 2012	44,807,424	0.16
Exercisable at July 31, 2012	27,560,653	$0.16
Not Exercisable at July 31, 2012	17,246,771	$0.15

2011 Employee Stock Purchase Plan

Our board of directors adopted the Advaxis, Inc. 2011 Employee Stock Purchase Plan, which we refer to as the ESPP, on August 22, 2011, and our stockholders approved the ESPP on September 27, 2011. The ESPP allows employees to purchase common stock of the Company at an 85% discount to the market price on designated exercise dates. Employees were eligible to participate in the ESPP beginning December 30, 2011. 5,000,000 shares of our common stock are reserved for issuance under the ESPP.

During the three months ended July 31, 2012 approximately $8,535 was withheld from employees, on an after-tax basis, in order to purchase 122,819 shares of our common stock in August 2012. During the nine months ended July 31, 2012, approximately $18,300 was withheld from employees, on an after-tax basis, in order to purchase 15,862 shares of our common stock in February 2012, another 68,397 shares of our common stock in May 2012 and another 122,819 shares of our common stock in August 2012.

Subsequent to July 31, at our annual meeting held on August 13, 2012, shareholders ratified & approved an amendment to our 2011 Omnibus Incentive Plan to increase the aggregate number of shares of common stock authorized for issuance under such plan by 45,000,000 shares.